Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Short Duration Diversified Municipal Portfolio

December 31, 2022 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.2%
Long-Term Municipal Bonds – 95.3%
Alabama – 2.7%
Lower Alabama Gas District (The) (Goldman Sachs Group, Inc. (The)) Series 2020 4.00%, 12/01/2050	$5,000	$4,960,466
Southeast Alabama Gas Supply District (The) (Morgan Stanley) Series 2018-A 4.00%, 06/01/2049	2,100	2,092,640

		7,053,106

Alaska – 0.0%
Northern Tobacco Securitization Corp. Series 2021-B 0.50%, 06/01/2031	115	113,959

Arizona – 5.4%
Arizona Industrial Development Authority (Phoenix Children’s Hospital Obligated Group) Series 2021 5.00%, 02/01/2023	1,950	1,952,617
5.00%, 02/01/2024	1,300	1,326,923
5.00%, 02/01/2025	1,100	1,146,013
Chandler Industrial Development Authority (Intel Corp.) 5.00%, 09/01/2052	5,000	5,217,871
Series 2022 5.00%, 09/01/2042	1,980	2,066,075
City of Glendale AZ (City of Glendale AZ COP) Series 2021 0.897%, 07/01/2024	2,000	1,881,800
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre, Inc. Obligated Group) Series 2022 5.125%, 11/15/2029(a)	500	498,681

		14,089,980

Arkansas – 0.2%
City of Fayetteville AR Sales & Use Tax Revenue Series 2019-A 1.75%, 11/01/2032	395	394,726

California – 5.4%
California State University Series 2021-B 0.55%, 11/01/2049	2,000	1,751,308
Golden State Tobacco Securitization Corp. Series 2021 1.85%, 06/01/2031	235	231,700
Los Angeles Unified School District/CA Series 2020-R 5.00%, 07/01/2023	1,915	1,934,923

	Principal Amount (000)	U.S. $ Value

Orange County Transportation Authority Series 2021 5.00%, 10/15/2024 (Pre-refunded/ETM)	$2,000	$2,078,501
San Francisco Intl Airport Series 2019-H 5.00%, 05/01/2024 (Pre-refunded/ETM)	1,890	1,937,582
State of California Series 2021 4.00%, 10/01/2024	4,520	4,613,131
University of California Series 2022-S 5.00%, 05/15/2024	1,500	1,546,724

		14,093,869

Colorado – 3.0%
City & County of Denver Co. Airport System Revenue Series 2022-A 5.00%, 11/15/2030	4,000	4,363,615
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019-A 5.00%, 11/01/2026	1,885	2,017,029
E-470 Public Highway Authority Series 2021-B 3.231% (SOFR + 0.35%), 09/01/2039(b)	1,500	1,488,699

		7,869,343

Connecticut – 0.4%
State of Connecticut Series 2019-A 5.00%, 04/15/2024	1,000	1,027,562

Delaware – 0.3%
Delaware River & Bay Authority Series 2022 5.00%, 01/01/2024	820	835,992

District of Columbia – 4.1%
District of Columbia (District of Columbia Fed Hwy Grant) District of Columbia Series 2020 5.00%, 12/01/2023	2,200	2,240,837
5.00%, 12/01/2024	855	890,075
Metropolitan Washington Airports Authority Aviation Revenue Series 2020-A 5.00%, 10/01/2024	7,230	7,421,881

		10,552,793

Florida – 5.3%
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group) Series 2023 5.00%, 04/01/2025(c)	2,110	2,171,091
Capital Projects Finance Authority/FL (CAPFA Capital Corp. 2000F) Series 2020-A 5.00%, 10/01/2025	1,000	1,018,115

	Principal Amount (000)	U.S. $ Value

Capital Trust Agency, Inc. (Franklin Academy Series 2020 Obligated Group) Series 2020 4.00%, 12/15/2023(a)	$365	$363,920
County of Broward FL Airport System Revenue
Series 2013-A 5.125%, 10/01/2038 (Pre-refunded/ETM)	2,000	2,029,152
Series 2019-C 2.384%, 10/01/2026	1,000	913,430
Florida Development Finance Corp. Series 2022 2.90%, 12/01/2056 (Pre-refunded/ETM)	3,000	2,991,441
Florida Development Finance Corp. (Mayflower Retirement Center, Inc. Obligated Group) Series 2021 1.75%, 06/01/2026(a)	1,025	919,088
Florida Municipal Power Agency (Florida Municipal Power Agency All-Requirements Power Supply Project Revenue) Series 2021 1.425%, 10/01/2026	1,000	872,621
Florida State Board of Education (State of Florida) Series 2019-D 5.00%, 06/01/2024	1,165	1,204,379
State of Florida Department of Transportation Turnpike System Revenue Series 2017-A 5.00%, 07/01/2024	1,070	1,104,219
Village Community Development District No. 13 Series 2019 2.625%, 05/01/2024	250	243,347

		13,830,803

Georgia – 3.6%
Augusta Development Authority (AU Health System Obligated Group) Series 2018 5.00%, 07/01/2027	1,000	984,319
City of Atlanta GA Department of Aviation Series 2021-C 5.00%, 07/01/2024	1,000	1,024,898
Cobb County Kennestone Hospital Authority (WellStar Health System Obligated Group) Series 2021 5.00%, 04/01/2023	1,200	1,204,431
Development Authority of Monroe County (The) (Oglethorpe Power Corp.) Series 2013-A 1.50%, 01/01/2039	2,150	2,031,534
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2021-A 4.00%, 07/01/2052	4,000	3,967,250

		9,212,432

	Principal Amount (000)	U.S. $ Value

Guam – 0.7%
Antonio B Won Pat International Airport Authority Series 2021-A 2.699%, 10/01/2026	$610	$551,057
Guam Department of Education (Guam Department of Education COP) Series 2020 3.625%, 02/01/2025	1,365	1,324,945

		1,876,002

Hawaii – 2.9%
City & County of Honolulu HI Series 2022-A 5.00%, 11/01/2023	2,360	2,401,426
5.00%, 11/01/2024	2,660	2,770,530
State of Hawaii Airports System Revenue Series B 5.00%, 07/01/2023	2,180	2,196,819

		7,368,775

Illinois – 5.0%
Chicago O’Hare International Airport Series 2022 5.00%, 01/01/2023	300	300,000
5.00%, 01/01/2024	2,000	2,027,245
5.00%, 01/01/2025	2,000	2,058,275
City of Chicago IL Series 2020-A 5.00%, 01/01/2025	1,000	1,019,226
Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2020 5.00%, 05/15/2050	2,025	2,134,843
Metropolitan Pier & Exposition Authority Series 2022 3.00%, 06/15/2024	1,000	991,340
Sales Tax Securitization Corp. Series 2020-A 5.00%, 01/01/2026	2,740	2,890,038
State of Illinois Series 2022-B 5.00%, 03/01/2024	1,500	1,520,815

		12,941,782

Indiana – 0.3%
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 5.00%, 04/01/2023	650	651,925

Kansas – 0.6%
Kansas Development Finance Authority (State of Kansas Department of Administration Lease) Series 2021-K 0.662%, 05/01/2024	1,500	1,421,524

	Principal Amount (000)	U.S. $ Value

Kentucky – 2.7%
Kentucky Asset Liability Commission (Commonwealth of Kentucky Fed Hwy Grant) Series 2015-A 5.00%, 09/01/2023	$1,000	$1,012,278
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A 5.00%, 06/01/2024	1,000	1,021,517
Kentucky Public Energy Authority (Morgan Stanley) Series 2018-A 4.00%, 04/01/2048	5,000	4,991,219

		7,025,014

Louisiana – 1.3%
Louisiana Stadium & Exposition District Series 2021 4.00%, 07/03/2023	2,000	2,002,456
Parish of St. James LA (NuStar Logistics LP) Parish of St. James LA Series 2020 5.85%, 08/01/2041(a)	100	102,334
6.10%, 06/01/2038(a)	105	111,472
6.10%, 12/01/2040(a)	100	106,163
State of Louisiana Gasoline & Fuels Tax Revenue Series 2022-A 3.51% (SOFR + 0.50%), 05/01/2043(b)	995	970,021

		3,292,446

Maryland – 1.2%
State of Maryland Series 2017-B 5.00%, 08/01/2024	2,930	3,033,537

Massachusetts – 0.9%
Commonwealth of Massachusetts (Commonwealth of Massachusetts COVID-19 Recovery Assessment Revenue) Series 2022-B 4.11%, 07/15/2031	1,000	965,470
Massachusetts Development Finance Agency (Lasell University) Series 2021 4.00%, 07/01/2023	220	219,438
4.00%, 07/01/2026	240	233,819
Massachusetts Development Finance Agency (Springfield College) Series 2021 5.00%, 06/01/2023	365	366,903
Massachusetts Development Finance Agency (Wellforce Obligated Group) AGM Series 2020-C 5.00%, 10/01/2023	300	303,614
5.00%, 10/01/2025	195	204,404

		2,293,648

	Principal Amount (000)	U.S. $ Value

Michigan – 2.9%
Bloomfield Hills School District Series 2023 5.00%, 05/01/2024(c)	$705	$722,283
5.00%, 05/01/2025(c)	775	808,641
5.00%, 05/01/2026(c)	600	637,019
City of Detroit MI Series 2018 5.00%, 04/01/2023	770	771,682
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2006-D 3.108% (LIBOR 3 Month + 0.60%), 07/01/2032(b)	2,530	2,474,403
Michigan State Building Authority (Michigan State Building Authority Lease) Series 2013-I 5.00%, 10/15/2029	2,000	2,033,619

		7,447,647

Missouri – 0.9%
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group) Series 2014 5.00%, 02/01/2026	940	943,083
Southeast Missouri State University 5.00%, 04/01/2025	1,275	1,328,566

		2,271,649

Nebraska – 1.1%
Central Plains Energy Project (Goldman Sachs Group Inc/The) Series 2022-1 5.00%, 05/01/2053	2,095	2,153,441
Central Plains Energy Project (Royal Bank of Canada) Series 2019 4.00%, 12/01/2049	810	807,887

		2,961,328

Nevada – 0.9%
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.50%, 06/15/2024(a)	65	63,039
Clark County School District Series 2021-A 5.00%, 06/15/2027	2,150	2,345,611

		2,408,650

	Principal Amount (000)	U.S. $ Value

New Jersey – 2.9%
New Jersey Economic Development Authority (New Jersey-American Water Co., Inc.) Series 2020 1.20%, 11/01/2034	$4,000	$3,960,395
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2019 5.00%, 12/15/2024	490	507,264
New Jersey Turnpike Authority Series 2021-B 0.638%, 01/01/2024	1,125	1,082,264
Township of Jefferson NJ 3.00%, 06/16/2023	2,000	1,995,994

		7,545,917

New York – 9.5%
Metropolitan Transportation Authority Series 2015-D 5.00%, 11/15/2028	940	959,387
Series 2020-A 5.00%, 02/01/2023	1,260	1,260,920
Series 2021-D 3.211% (SOFR + 0.33%), 11/01/2035(b)	1,795	1,765,383
New York State Dormitory Authority Series 2017-B 5.00%, 02/15/2023 (Pre-refunded/ETM)	915	916,996
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2017-B 5.00%, 02/15/2023	420	421,007
Series 2021 0.267%, 03/15/2023	4,880	4,837,633
New York Transportation Development Corp. (JFK International Air Terminal LLC) Series 2020 5.00%, 12/01/2023	1,600	1,619,053
Suffolk Tobacco Asset Securitization Corp. Series 2021 5.00%, 06/01/2025	2,250	2,321,195
5.00%, 06/01/2026	2,200	2,291,567
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2022-A 5.00%, 08/15/2024	6,925	7,156,308
Series 2022-E 3.931% (SOFR + 1.05%), 04/01/2026(b)	1,000	1,007,338

		24,556,787

North Carolina – 1.5%
City of Charlotte NC Airport Revenue Series 2021-B 5.00%, 07/01/2024	875	898,072
5.00%, 07/01/2025	1,005	1,044,652
County of Mecklenburg NC Series 2022 5.00%, 09/01/2024	1,805	1,872,770

		3,815,494

	Principal Amount (000)	U.S. $ Value

Ohio – 3.7%
County of Franklin OH (OhioHealth Obligated Group) Series 2018-B 5.00%, 11/15/2033	$1,910	$1,921,422
County of Washington OH (Marietta Area Health Care, Inc. Obligated Group) Series 2022 5.50%, 12/01/2027	175	173,863
Ohio Air Quality Development Authority (Ohio Valley Electric Corp.) Series 2021 1.50%, 02/01/2026	2,000	1,843,452
Ohio Turnpike & Infrastructure Commission Series 2022 5.00%, 02/15/2024	2,500	2,559,330
5.00%, 02/15/2025	3,000	3,143,057

		9,641,124

Pennsylvania – 2.1%
Allentown Neighborhood Improvement Zone Development Authority Series 2018 5.00%, 05/01/2023(a)	175	175,519
Monroe County Hospital Authority/PA (Lehigh Valley Health Network Obligated Group) Series 2016 5.00%, 07/01/2023	1,025	1,033,558
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2022-C 4.36% (MUNIPSA + 0.70%), 11/15/2047(b)	1,000	969,705
Philadelphia Authority for Industrial Development (City of Philadelphia PA) Series 2018 5.00%, 05/01/2023	800	804,296
Philadelphia Authority for Industrial Development (St. Joseph’s University) Series 2020 4.00%, 11/01/2024	500	506,127
5.00%, 11/01/2025	1,000	1,045,392
5.00%, 11/01/2026	850	898,509

		5,433,106

Puerto Rico – 0.2%
Commonwealth of Puerto Rico
Series 2021-A 5.25%, 07/01/2023	62	62,498
5.375%, 07/01/2025	125	125,942
5.625%, 07/01/2027	400	407,547

		595,987

	Principal Amount (000)	U.S. $ Value

South Carolina – 1.1%
Piedmont Municipal Power Agency (Piedmont Municipal Power Agency Catawba Project Power Sales Revenue) Series 2021-A 4.00%, 01/01/2024	$1,525	$1,536,974
4.00%, 01/01/2025	1,240	1,259,639

		2,796,613

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-B Zero Coupon, 12/01/2024(a)	500	452,170

Texas – 8.5%
Arlington Higher Education Finance Corp. (BASIS Texas Charter Schools, Inc.) Series 2021 4.50%, 06/15/2056(a)	500	477,836
Board of Regents of the University of Texas System Series 2016-E 5.00%, 08/15/2024	1,565	1,621,795
City of Dallas TX Hotel Occupancy Tax Revenue Series 2021 4.00%, 08/15/2027	1,940	1,966,143
Coppell Independent School District Series 2019 5.00%, 08/15/2023	2,135	2,162,634
Dallas Fort Worth International Airport Series 2021-A 5.00%, 11/01/2027	1,295	1,421,993
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group) Series 2020 5.00%, 06/01/2024	1,000	1,025,682
5.00%, 06/01/2032	4,355	4,587,481
Houston Independent School District Series 2020 4.00%, 06/01/2029	2,030	2,034,746
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue Series 2017-B 5.00%, 11/01/2023	1,080	1,098,247
North Texas Tollway Authority Series 2022-B 5.00%, 01/01/2024	2,260	2,305,189
State of Texas Series 2016 5.50%, 08/01/2026	1,000	1,083,647
Texas Transportation Commission State Highway Fund Series 2015 5.00%, 10/01/2023	2,150	2,184,628

		21,970,021

	Principal Amount (000)	U.S. $ Value

Utah – 1.3%
City of Salt Lake City UT Airport Revenue Series 2021-A 5.00%, 07/01/2029	$3,180	$3,412,856

Virginia – 2.0%
Virginia College Building Authority (Virginia College Building Authority State Lease) Series 2021 5.00%, 02/01/2023	1,695	1,697,417
Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group) Series 2020 5.00%, 01/01/2023	900	900,000
5.00%, 01/01/2025	505	518,147
Virginia Small Business Financing Authority (Pure Salmon Virginia, LLC) 3.50%, 11/01/2052	2,000	1,992,887

		5,108,451

Washington – 5.3%
Spokane County School District No 81 Spokane Series 2022 5.00%, 12/01/2023	5,035	5,132,560
State of Washington Series 2021 5.00%, 06/01/2024	2,000	2,062,545
5.00%, 06/01/2025	2,500	2,639,580
Tobacco Settlement Authority/WA Series 2013 5.00%, 06/01/2023	855	861,987
Washington Economic Development Finance Authority (Mura Cascade ELP LLC) Series 2022 3.90%, 12/01/2042(a)	2,000	1,997,866
Washington Health Care Facilities Authority (Fred Hutchinson Cancer Center Obligated Group) Series 2021 5.00%, 12/01/2023(a)	250	254,122
5.00%, 12/01/2024(a)	195	202,041
5.00%, 12/01/2025(a)	275	288,978
5.00%, 12/01/2026(a)	285	303,099

		13,742,778

West Virginia – 0.1%
Tobacco Settlement Finance Authority/WV Series 2020 3.00%, 06/01/2035	232	208,100
West Virginia Economic Development Authority (Arch Resources, Inc.) Series 2021 4.125%, 07/01/2045	100	97,608

		305,708

	Principal Amount (000)	U.S. $ Value

Wisconsin – 5.1%
City of Milwaukee WI
Series 2017-N 5.00%, 04/01/2024	$1,415	$1,445,043
Series 2020-N 5.00%, 04/01/2028	3,610	3,929,581
State of Wisconsin
Series 2021-2 5.00%, 05/01/2023	3,275	3,296,864
Series 2023-1 5.00%, 05/01/2024(c)	1,000	1,027,684
UMA Education, Inc. Series 2019 5.00%, 10/01/2023(a)	360	361,065
Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group) Series 2022 3.84% (MUNIPSA + 0.18%), 08/15/2054(b)	1,000	966,651
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-B 5.00%, 12/01/2025	2,000	2,004,733
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021-B 2.25%, 06/01/2027(a)	200	178,549

		13,210,170

Total Long-Term Municipal Bonds (cost $253,444,707)		246,655,674

Short-Term Municipal Notes – 2.9%
Florida – 1.5%
County of Palm Beach FL (Raymond F Kravis Center for the Performing Arts, Inc. (The)) Series 2002 3.68%, 07/01/2032(d)	2,000	2,000,000
Florida Keys Aqueduct Authority Series 2013 3.59%, 09/01/2035(d)	1,905	1,905,000

		3,905,000

Kentucky – 0.7%
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2016-A 3.63%, 10/01/2039(d)	1,855	1,855,000

	Principal Amount (000)	U.S. $ Value

Minnesota – 0.7%
City of Minneapolis MN/St. Paul Housing & Redevelopment Authority (Allina Health Obligated Group) Series 2008 3.60%, 11/15/2034(d)	$1,770	$1,770,000

Total Short-Term Municipal Notes (cost $7,530,000)		7,530,000

Total Municipal Obligations (cost $260,974,707)		254,185,674

CORPORATES - INVESTMENT GRADE – 1.5%
Industrial – 1.5%
Capital Goods – 0.8%
Caterpillar Financial Services Corp. 4.428% (SOFR + 0.27%), 09/13/2024(b)	1,000	993,210
John Deere Capital Corp. 3.692% (SOFR + 0.12%), 07/10/2023(b)	1,000	997,740

		1,990,950

Consumer Cyclical - Automotive – 0.4%
General Motors Financial Co., Inc. 4.938% (SOFR + 1.30%), 04/07/2025(b)	1,000	974,360
Consumer Cyclical - Entertainment – 0.3%
YMCA of Greater New York 2.303%, 08/01/2026	1,000	889,780

Total Corporates - Investment Grade (cost $4,000,000)		3,855,090

CORPORATES - NON-INVESTMENT GRADE – 0.1%
United States – 0.1%
United Airlines, Inc. 4.375%, 04/15/2026(a) (cost $300,000)	300	279,411

	Shares

SHORT-TERM INVESTMENTS – 1.6%
Investment Companies – 1.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.12%(e) (f) (g) (cost $4,013,107)	4,013,107	4,013,107

Total Investments – 101.4% (cost $269,287,814)(h)		262,333,282
Other assets less liabilities – (1.4)%		(3,561,591)

Net Assets – 100.0%		$258,771,691

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
USD	700	01/15/2025	4.028%	CPI#	Maturity	$19,931	$—	$19,931
USD	450	01/15/2025	2.565%	CPI#	Maturity	39,336	—	39,336
USD	225	01/15/2025	2.585%	CPI#	Maturity	19,491	—	19,491
USD	225	01/15/2025	2.613%	CPI#	Maturity	19,246	—	19,246
USD	850	01/15/2027	CPI#	3.466%	Maturity	(26,536)	(935)	(25,601)
USD	800	01/15/2027	CPI#	3.320%	Maturity	(32,070)	—	(32,070)
USD	670	01/15/2027	CPI#	3.323%	Maturity	(26,737)	—	(26,737)
USD	1,310	01/15/2029	CPI#	3.290%	Maturity	(34,876)	—	(34,876)
USD	560	01/15/2029	CPI#	3.735%	Maturity	5,474	—	5,474
USD	875	01/15/2030	1.714%	CPI#	Maturity	131,915	—	131,915
USD	875	01/15/2030	1.731%	CPI#	Maturity	130,566	—	130,566
USD	425	01/15/2030	1.572%	CPI#	Maturity	69,504	—	69,504
USD	425	01/15/2030	1.587%	CPI#	Maturity	68,933	—	68,933
USD	500	01/15/2031	2.782%	CPI#	Maturity	30,773	—	30,773
USD	430	01/15/2031	2.989%	CPI#	Maturity	17,846	—	17,846
USD	320	01/15/2031	2.680%	CPI#	Maturity	22,820	—	22,820
USD	560	01/15/2032	CPI#	3.064%	Maturity	(16,012)	—	(16,012)
USD	380	04/15/2032	CPI#	2.909%	Maturity	(15,750)	—	(15,750)
USD	300	04/15/2032	CPI#	2.748%	Maturity	(17,493)	—	(17,493)

						$406,361	$(935)	$407,296

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	580	10/09/2029	1.125%	SIFMA*	Quarterly	$71,321	$—	$71,321

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.
(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2022, the aggregate market value of these securities amounted to $7,135,353 or 2.8% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2022.
(c)	When-Issued or delayed delivery security.

(d)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(e)	Affiliated investments.
(f)	The rate shown represents the 7-day yield as of period end.
(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)

As of December 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $906,640 and gross unrealized depreciation of investments was $(7,382,555), resulting in net unrealized depreciation of $(6,475,915).

As of December 31, 2022, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.2% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

MUNIPSA – SIFMA Municipal Swap Index.

OSF – Order of St. Francis

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

Sanford C. Bernstein Fund, Inc.

Short Duration Diversified Municipal Portfolio

December 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$246,655,674	$—	$246,655,674
Short-Term Municipal Notes	—	7,530,000	—	7,530,000
Corporates - Investment Grade	—	3,855,090	—	3,855,090
Corporates - Non-Investment Grade	—	279,411	—	279,411
Short-Term Investments	4,013,107	—	—	4,013,107

Total Investments in Securities	4,013,107	258,320,175	—	262,333,282

Investments in Securities:	Level 1	Level 2	Level 3	Total
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	$—	$575,835	$—	$575,835
Interest Rate Swaps	—	71,321	—	71,321
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(169,474)	—	(169,474)

Total	$4,013,107	$258,797,857	$—	$262,810,964

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2022 is as follows:

Portfolio	Market Value 09/30/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$0	$66,670	$62,657	$4,013	$93